Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2023
Revenue	2,085	3,006	1,360	1,955	738	528	1,761	11,433	84	—	11,517
Energy supply costs	—	1,290	499	760	—	153	1,069	3,771	—	—	3,771
Operating expenses	494	776	601	408	180	127	231	2,817	72	—	2,889
Depreciation and amortization	416	361	113	309	265	96	204	1,764	9	—	1,773
Operating income	1,175	579	147	478	293	152	257	3,081	3	—	3,084
Other income, net	82	49	54	34	6	4	23	252	39	—	291
Finance charges	427	145	67	163	125	79	86	1,092	213	—	1,305
Income tax expense	208	83	29	74	12	9	26	441	(81)	—	360
Net earnings	622	400	105	275	162	68	168	1,800	(90)	—	1,710
Non-controlling interests	114	—	—	1	—	—	22	137	—	—	137
Preference share dividends	—	—	—	—	—	—	—	—	67	—	67
Net earnings attributable to common equity shareholders	508	400	105	274	162	68	146	1,663	(157)	—	1,506

Additions to property, plant and equipment and intangible assets	1,103	916	341	593	608	126	466	4,153	16	—	4,169

As at December 31, 2023
Goodwill	8,127	1,830	597	913	228	235	254	12,184	—	—	12,184
Total assets	24,269	12,784	5,371	9,225	5,962	2,715	5,227	65,553	401	(34)	65,920

Year ended December 31, 2022
Revenue	1,906	2,758	1,325	2,084	680	487	1,652	10,892	151	—	11,043
Energy supply costs	—	1,213	525	1,055	—	141	1,013	3,947	5	—	3,952
Operating expenses	481	691	571	364	166	133	217	2,623	60	—	2,683
Depreciation and amortization	385	365	104	298	243	67	187	1,649	19	—	1,668
Operating income	1,040	489	125	367	271	146	235	2,673	67	—	2,740
Other income, net	48	22	59	22	5	6	14	176	(11)	—	165
Finance charges	349	127	53	146	110	76	75	936	166	—	1,102
Income tax expense	184	56	28	39	15	12	22	356	(67)	—	289
Net earnings	555	328	103	204	151	64	152	1,557	(43)	—	1,514
Non-controlling interests	101	—	—	1	—	—	18	120	—	—	120
Preference share dividends	—	—	—	—	—	—	—	—	64	—	64
Net earnings attributable to common equity shareholders	454	328	103	203	151	64	134	1,437	(107)	—	1,330

Additions to property, plant and equipment and intangible assets	1,212	709	293	589	510	130	393	3,836	29	—	3,865

As at December 31, 2022
Goodwill	8,318	1,873	612	913	228	235	258	12,437	27	—	12,464
Total assets	23,478	12,678	5,131	8,875	5,547	2,596	4,916	63,221	1,043	(12)	64,252